GOODWILL (Tables)	12 Months Ended
Dec. 31, 2016
Changes in Carrying Amount of Goodwill

The changes in the carrying amount of goodwill for the years ended December 31, 2014, 2015 and 2016 are as follows:

	Gross Amount	Accumulated Impairment Loss	Net Amount
	RMB	RMB	RMB

Balance at January 1, 2014	9,710,854	—	9,710,854
Translation difference	35,200	—	35,200

Balance at December 31, 2014	9,746,054	—	9,746,054
Translation difference	596,640	—	596,640

Balance at December 31, 2015	10,342,694	—	10,342,694
Translation difference	219,163	—	219,163

Balance at December 31, 2016	10,561,857	(10,561,857)	—

Balance at December 31, 2016 US$ (Note 3)	1,521,224	(1,521,224)	—